SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              /X/


         Pre-Effective Amendment No.                                 / /

         Post-Effective Amendment No.                                / /

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT            /X/
OF 1940

         Amendment No.                                             / /

                        (Check appropriate box or boxes.)

Star Select Funds - File Nos. 33-      and 811-
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429 North Pennsylvania Street, Indianapolis, Indiana  46204
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  (Address of Principal Executive Offices)                  Zip Code

Registrant's Telephone Number, including Area Code:   317-634-3300
                                                      ------------

Jennie Carlson, c/o Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio
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45202
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                     (Name and Address of Agent for Service)

                                  With copy to:
            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202

Release Date:               , 1997

It is proposed that this filing will become effective:

/ / immediately  upon filing  pursuant to paragraph (b)
/ / on ________________ pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph  (a)(1)
/ / on (date) pursuant to paragraph  (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of Rule 485.

Pursuant to Rule 24f-2, the Registrant hereby declares that an indefinite number and amount of its securities are being registered by this Registration Statement.

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective such date as the Commission, acting pursuant to said Section 8(a) may determine.

                                Star Select Funds
                                -----------------
                              CROSS REFERENCE SHEET
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                                    FORM N-1A
                                    ---------

                             FOR STAR REIT-PLUS FUND
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ITEM                                SECTION IN PROSPECTUS
----                                ---------------------

  1..............................   Cover Page
  2..............................   Summary of Fund Expenses
  3..............................   None
  4..............................   The Fund, Investment Objective and
                                    Strategies and Risk Considerations,
                                    Investment Policies and Techniques,
                                    Operation of the Fund, General
                                    Information
  5..............................   Operation of the Fund
  5A.............................   None
  6..............................   Cover Page, Dividends and
                                    Distributions, Taxes, General
                                    Information, Redeeming Shares
  7..............................   Cover Page, How to Invest in the
                                    Fund, Share Price Calculation,
                                    Operation of the Fund, Redeeming
                                    Shares
  8..............................   Redeeming Shares
  9..............................   None
 13..............................   General Information
 15..............................   General Information


                                    SECTION IN STATEMENT OF
ITEM                                ADDITIONAL INFORMATION
----                                ----------------------

 10..............................   Cover Page
 11..............................   Table of Contents
 12..............................   None
 13..............................   Additional Information About Fund
                                    Investments and Risk Considerations,
                                    Investment Limitations
 14..............................   Trustees and Officers
 15..............................   None
 16..............................   The Investment Adviser, Custodian,
                                    Transfer Agent, Accountants,
                                    Trustees and Officers
 17..............................   Portfolio Transactions and Brokerage
 18..............................   Description of the Trust
 19..............................   Determination of Share Price
 20..............................   None
 21..............................   Distributor
 22..............................   Investment Performance
 23..............................   None

                               STAR REIT-PLUS FUND



PROSPECTUS                                                      __________, 1997

                          429 North Pennsylvania Street
                           Indianapolis, Indiana 46204

               For Information, Shareholder Services and Requests:
                                 (800) 677-FUND


         Star REIT-Plus Fund (the "Fund") is a diversified, open-end mutual fund whose investment objective is to provide above average income and long term growth of capital. The Fund seeks to achieve its objective by investing primarily in REITs (real estate investment trusts) and other real estate related equity securities believed by the Fund's investment adviser, Star Bank, N.A., to offer superior prospects for growth and/or income. The Fund is "no-load," which means there are no sales charges or commissions.

         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated _______, 1997 ("SAI") has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated herein by reference, and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

         Shares of the Fund are not deposits or obligations of Star Bank, N.A. or its affiliates, are not endorsed or guaranteed by Star Bank, N.A. or its affiliates, and are not insured by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board or any other government agency, entity, or person. The purchase of Fund shares involves investment risks, including the possible loss of principal.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

         Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund.

Shareholder Transaction Expenses

Maximum Sales Load on Purchases.........................................NONE
Sales Load Imposed on Reinvested Dividends..............................NONE
Maximum Contingent Deferred Sales Load..................................NONE
Redemption Fee..........................................................NONE
Exchange Fees...........................................................NONE

Annual Fund Operating Expenses (as a percentage of average net assets)

          Management Fees.....................................0.75%
          12b-1 Charges(1)....................................0.25%
          Other Expenses......................................____%
Total Fund Operating Expenses..........................................____%

(1) The Fund incurs 12b-1 fees of 0.25% of average net assets. Long-term shareholders may pay more than the economic equivalent of the maximum front end sales loads permitted by the National Association of Securities Dealers.

Example
-------

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                              1 Year                      3 Years
                              ------                      -------

                              $_____                      $______

                                    THE FUND

          Star REIT-Plus Fund (the "Fund") was organized as a series of Star Select Funds, an Ohio business trust (the "Trust") on February 28, 1997, and commenced operations on ___________, 1997. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment adviser to the Fund is Star Bank, N.A. (the "Adviser" or "Star Bank").

           INVESTMENT OBJECTIVE AND STRATEGIES AND RISK CONSIDERATIONS

          The investment objective of the Fund is to provide shareholders with above average income and long term growth of capital. The Fund seeks to achieve its objective by investing primarily in real estate investment trusts ("REITs") and other real estate related equity securities believed by the Adviser to offer superior prospects for growth and/or income. Under normal circumstances, the Fund will invest at least 65% of its total assets in REITs and other real estate related securities (including common stock, preferred stock and securities convertible into common stock).

         A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those which invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hybrid REITs generally invest in both real property and mortgages. It is anticipated that the Fund's investments in REITs will be primarily those characterized as equity REITs. Real estate related securities also include those issued by real estate developers, companies with substantial real estate holdings, as well as companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders or mortgage servicing companies.

          The Fund is not intended to be a complete investment program. The concentration of the Fund's investments in the real estate industry will subject the Fund to risks in addition to those that apply to the general equity market. Economic, legislative or regulatory developments may occur which significantly affect the entire real estate industry and thus may subject the Fund to greater market fluctuations than a fund that does not concentrate in a particular industry. In addition, the Fund will generally be subject to risks associated with direct ownership of real estate, such as decreases in real estate values or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties.

          Risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. The Adviser seeks to mitigate these risks by selecting REITs diversified by sector (shopping malls, apartment building complexes and health care facilities) and geographic location.

          Although the Fund will invest primarily in real estate related equity securities, the Fund may invest outside the real estate industry. For temporary defensive purposes under abnormal market conditions, the Fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. To the extent the Fund invests in other mutual funds, shareholders of the Fund will be subject to duplicative management fees.

          As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. While the Fund has no operating history, the investment methodology used by the Adviser in managing the Fund's portfolio has been used by the Adviser since 1987 in the management of an internal common trust fund. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques" for a more detailed discussion of the Fund's investment practices.

                            HOW TO INVEST IN THE FUND

Minimum Investment Required

          The minimum initial investment in the Fund by an investor is $1,000 ($25 for Star Bank Connections Group banking customers and Star Bank employees and members of their immediate family). The minimum subsequent investment is $25. For customers of Star Bank, an institutional investor's minimum investment will be calculated by combining all Fund accounts it maintains with Star Bank and invests with the Fund.

Systematic Investment Plan

          Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $25. Under this plan, funds may be withdrawn periodically from the shareholder's checking account and invested in shares of the Fund at the net asset value next determined after an order is received by Star Bank. A shareholder may apply for participation in this plan through Star Bank.

Share Purchases

          A customer of Star Bank may purchase shares of the Fund through Star Bank. Texas residents must purchase shares through Unified Management Corporation, the Fund's distributor (the "Distributor") at 429 N. Pennsylvania Street, Indianapolis, Indiana 46204. In connection with the sale of shares of the Fund, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

Through Star Bank. To place an order to purchase shares of the Fund, a customer of Star Bank may telephone Star Bank at 1-800-677-FUND or place the order in person. Purchase orders given by telephone may be electronically recorded.

          Payment may be made to Star Bank either by check or federal funds. When payment is made with federal funds, the order is considered received when federal funds are received by Star Bank. Purchase orders must be telephoned to Star Bank by 3:30 p.m. (Eastern time) and payment by federal funds must be received by Star Bank before 3:00 p.m. (Eastern time) on the following day.

Orders are considered received after payment by check is converted into federal funds. This is normally the next business day after Star Bank receives the check.

          Purchase requests must be received by Star Bank by 3:30 p.m. (Eastern time) and payment is normally required in three business days. Shares cannot be purchased on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers.

By Mail. To purchase shares of the Fund by mail, individual investors may send a check made payable to Star REIT-Plus Fund to: Star Select Funds Shareholder Services, Star Bank, N.A., 425 Walnut Street, ML 7135, Cincinnati, Ohio 45202.

          Orders by mail are considered received after payment by check is converted by Star Bank into federal funds. This is normally the next business day after Star Bank receives the check.

Other Purchase Information

          Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and Unified Advisers, Inc., the Fund's transfer agent (the "Transfer Agent"), for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                                REDEEMING SHARES

          The Fund redeems shares at its net asset value next determined after Star Bank receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Requests for redemption for the Fund can be made in person, by telephone, or by mail.

By Telephone. Shareholders may redeem shares of the Fund by telephoning Star Bank at 1-800-677-FUND. Redemption requests given by telephone may be electronically recorded. For calls received by Star Bank before 3:30 p.m. (Eastern time), proceeds will normally be wired the following day to the shareholder's account at Star Bank or a check will be sent to the address of record. In no event will proceeds be wired or a check mailed more than five business days after a proper request for redemption has been received. If, at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

          In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions. If such a case should occur, another method of redemption should be considered.

          If reasonable procedures are not followed by the Fund, it may be liable for losses, due to unauthorized or fraudulent telephone instructions.

By Mail. Shareholders may also redeem shares by sending a written request to Star Select Funds Shareholder Services, Star Bank, N.A., 425 Walnut Street, ML 7135, Cincinnati, Ohio 45202. The written request must include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. Shareholders may call the Fund for assistance in redeeming by mail.

          Signatures. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

          o a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;

          o a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

          o a savings bank or savings and loan association whose deposits are insured by the SAIF, which is administered by the FDIC; or

          o any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

          The Fund does not accept signatures guaranteed by a notary public.

          The Trust and its Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its Transfer Agent reserve the right to amend these standards at any time without notice.

          Normally, a check for the proceeds is mailed within one business day, but in no event more than five business days, after receipt of a proper written redemption request.

Systematic Withdrawal Plan

          Shareholders of the Fund may engage in a Systematic Withdrawal Plan. Under this plan, shareholders may arrange for regular monthly or quarterly fixed withdrawal payments. Each payment must be at least $25. Depending upon the amount of the withdrawal payments and the amount of dividends paid with respect to shares of the Fund, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this plan should not be considered as yield or income on the shareholder's investment in the Fund.

          Additional Information - If you are not certain of the requirements for a redemption please call Star Bank at (800) 677-FUND. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days.

          Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                             SHARE PRICE CALCULATION

          The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

          Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review by the Board of Trustees of the Trust.

          Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review by the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                           DIVIDENDS AND DISTRIBUTIONS

          The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a quarterly basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

          Income  dividends  and capital gain  distributions  are  automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to Star Bank. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                      TAXES

          The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

          For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

          The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

          On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

                              OPERATION OF THE FUND

          The Fund is a diversified series of Star Select Funds, an open-end management investment company organized as an Ohio business trust on February ____, 1997. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services.

          The Fund retains Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45201 (the "Adviser" or "Star Bank") to manage the Fund's investments. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund. The Fund is authorized to pay the Adviser a monthly fee equal to an annual average rate of 0.75% of its average daily net assets.

          Star Bank, a national bank, was founded in 1863 and is the largest bank and trust organization of Star Banc Corporation. As of December 31, 1996, Star Bank had an asset base of $10.1 billion. Star Bank's expertise in trust administration, investments, and estate planning ranks it among the most predominant trust institutions in Ohio, with assets of $30.2 billion as of December 31, 1996.

          Star Bank has managed commingled funds since 1957. As of December 31, 1996, it managed one common trust funds and two collective investment funds having a market value in excess of $65.9 million. Additionally, Star Bank has managed the portfolios of the Star Funds, another registered investment company, since 1989. As of December 31, 1996, the combined assets of the Star Funds and the commingled funds managed by the Adviser exceeded $2 billion.

          As part of its regular banking operations, Star Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Star Bank. The lending relationship will not be a factor in the selection of securities.

          Fred A. Brink has been primarily responsible for the day-to-day management of the Fund's portfolio since its inception. He is a Fund Manager and Trust Investment Officer for the Capital Management Division of Star Bank. Mr. Brink managed the cash components of the Star Funds from July 1991 through July 1994. In July of 1994, Mr. Brink assumed the responsibility for managing the REIT components of the Stellar Fund and the Star Strategic Income Fund, and from August 1995, he has managed the Star Capital Appreciation Fund. The Stellar Fund, the Star Strategic Income Fund and the Star Capital Appreciation Fund are all series of the Star Funds. Mr. Brink earned a Bachelor of Business Administration degree in Finance from the University of Cincinnati and he is currently enrolled in the Chartered Financial Analyst Program.

          The Fund also retains Star Bank to act as shareholder servicing agent on its behalf. The Fund is authorized to pay Star Bank up to 0.25% of its average daily net assets to provide shareholder support services and to maintain shareholder accounts. Star Bank currently receives 0.05% of the Fund's average daily net assets for shareholder services and it is anticipated that the fee will remain at 0.05% for the foreseeable future. Star Bank also acts as the Fund's custodian, for which it receives a monthly fee equal to an annual average rate of ______% of its average daily net assets.

          The Fund retains Unified Advisers, Inc. ("Unified"), 429 N. Pennsylvania Street, Indianapolis, Indiana 46204, to act as the Fund's administrator and transfer agent. As administrator, Unified manages the Fund's business affairs and provides the Fund with administrative services, including compliance and accounting services and all regulatory reporting, and necessary office equipment, personnel and facilities to operate the Fund. For these administrative and transfer agency services, it receives a monthly fee from the Fund equal to an annual average rate of 0.25% of the Fund's average daily net assets.

          The Fund retains Unified Management Corporation, 429 N. Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor") to act as the principal distributor of the Fund's shares. The 12b-1 fees paid by the Fund are described below under "Distribution Plan."

          Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions.

                                DISTRIBUTION PLAN

          Pursuant to the provisions of a distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), the Fund may pay to the Distributor an amount computed at an annual rate of up to 0.25% of the average daily net assets to finance any activity which is principally intended to result in the sale of shares subject to the Plan. The Distributor may from time to time, and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the shares exceed such lower expense limitation as the Distributor may, by notice to the Trust, voluntarily declare to be effective.

          The Distributor may select financial institutions such as banks (including the Adviser), fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales and/or administrative support services as agents for their clients or customers who beneficially own shares of the Fund. Financial institutions will receive fees from the distributor based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Distributor.

          The Fund Plan is a compensation type plan. As such, the Fund makes no payments to the Distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.

          The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

          State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

                       INVESTMENT POLICIES AND TECHNIQUES

          This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ.

Equity Securities

          The Fund may invest in common stock, preferred stock and common stock equivalents (such as convertible preferred stock and convertible debentures) of real estate related companies (including REITs) and other companies. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. The Adviser intends to invest only in convertible debentures rated A or higher by Standard & Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's") or, if unrated, are deemed to be of comparable quality by the Adviser. The Fund may hold warrants and rights issued in conjunction with common stock, but in general will sell any such warrants or rights as soon as practicable after they are received. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.

General

          The Fund may invest up to 5% of its net assets in U.S. government obligations, and up to 5% of its net assets in corporate bonds and notes. The Fund intends to invest only in fixed income securities rated A or higher by Moody's Investors Services, Inc. or by Standard and Poor's Corporation or, if unrated, are deemed to be of comparable quality by the Adviser.

          The Fund may utilize the following investment techniques, provided the Fund's investment in each does not exceed 5% of its net assets: purchasing call options on stocks and stock indices; purchasing put options on stocks and stock indices; writing (selling) call options on stocks and stock indices; and writing (selling) put options on stocks and stock indices. See "Additional Information About Fund Investments and Risk Considerations" in the Statement of Additional Information.
                               GENERAL INFORMATION

          Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

          Portfolio Turnover. The Fund does not intend to purchase or sell securities for short term trading purposes. The Fund will, however, sell any portfolio security (without regard to the length of time it has been held) when the Adviser believes that market conditions, creditworthiness factors or general economic conditions warrant such action. It is anticipated that the Fund will have a portfolio turnover rate of less than 100%.

          Shareholder Rights. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. Prior to the offering made by this Prospectus, First Cinco purchased for investment all of the outstanding shares of the Fund. As a result, First Cinco may be deemed to control the Fund.

          Effect of Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling a registered, open-end management investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling, or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. The Fund's investment adviser, Star Bank, is subject to such banking laws and regulations.

          Star  Bank  believes  that  it may  perform  the  investment  advisory services for the Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Star Bank from continuing to perform all or a part of the above services for its customers and/or the Fund.

          In such event, changes in the operation of the Fund may occur, including the possible alteration or termination of any automatic or other Fund share investment and redemption services then being provided by Star Bank, and the Trustees would consider alternative investment advisers and other means of continuing available investment services. It is not expected that shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Star Bank is found) as a result of any of these occurrences.

                             PERFORMANCE INFORMATION

          The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

          The Fund may also periodically advertise its total return over various periods in addition to the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. The "total return" for the Fund refers to the percentage change in the value of an account between the beginning and end of the stated period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

           The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the NAREIT (National Association of Real Estate Investment Trusts) Index, the Standard & Poor's (S&P) 500 Index or the Dow Jones Industrial Average.

          The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

Investment Adviser                              Transfer Agent and Administrator
Star Bank, N.A.                                 Unified Advisers, Inc.
425 Walnut Street                               429 N. Pennsylvania Street
Cincinnati, Ohio  45201                         Indianapolis, Indiana  46204


Custodian and Shareholder Servicing Agent       Auditors
Star Bank, N.A.                                 McCurdy & Associates CPA's, Inc.
P.O. Box 641083                                 27955 Clemens Road
Cincinnati, Ohio  45264                         Westlake, Ohio 44145

                                                Distributor
                                                Unified Management Corporation
                                                429 N. Pennsylvania Street
                                                Indianapolis, Indiana  46204


No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

                             TABLE OF CONTENTS
                                                                         PAGE

SUMMARY OF FUND EXPENSES..................................................  2
          Shareholder Transaction Expenses................................  2
          Annual Fund Operating Expenses..................................  2

THE FUND  ................................................................  2

INVESTMENT OBJECTIVE AND STRATEGIES AND RISK CONSIDERATIONS...............  3

HOW TO INVEST IN THE FUND.................................................  4
          Minimum Investment Required.....................................  4
          Systematic Investment Plan......................................  4
          Share Purchases.................................................  4
          Other Purchase Information......................................  5

REDEEMING SHARES..........................................................  5
          Systematic Withdrawal Plan......................................  6
          Additional Information..........................................  7

SHARE PRICE CALCULATION...................................................  7

DIVIDENDS AND DISTRIBUTIONS...............................................  8

TAXES     ................................................................  8

OPERATION OF THE FUND.....................................................  9

DISTRIBUTION PLAN......................................................... 10

INVESTMENT POLICIES AND TECHNIQUES ....................................... 11
          Equity Securities............................................... 11
          General  ....................................................... 11

GENERAL INFORMATION....................................................... 12
          Fundamental Policies............................................ 12
          Portfolio Turnover.............................................. 12
          Shareholder Rights.............................................. 12
          Effect of Banking Laws.......................................... 12

PERFORMANCE INFORMATION................................................... 13

                               STAR REIT-PLUS FUND




                       STATEMENT OF ADDITIONAL INFORMATION



                             _________________, 1997










         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of Star REIT Plus Fund dated ____________________, 1997. A copy of the Prospectus can be obtained by writing the Transfer Agent at 429 N. Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-800-677-FUND.

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------


                                TABLE OF CONTENTS
                                -----------------

                                                                           PAGE
                                                                           ----


DESCRIPTION OF THE TRUST..................................................... 1

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
AND RISK CONSIDERATIONS...................................................... 1

INVESTMENT LIMITATIONS....................................................... 3

THE INVESTMENT ADVISER....................................................... 5

TRUSTEES AND OFFICERS........................................................ 6

PORTFOLIO TRANSACTIONS AND BROKERAGE......................................... 7

DISTRIBUTION PLAN............................................................ 8

SHAREHOLDER SERVICES PLAN.................................................... 9

CONVERSION TO FEDERAL FUNDS.................................................. 9

DETERMINATION OF SHARE PRICE................................................. 9

INVESTMENT PERFORMANCE....................................................... 9

CUSTODIAN.................................................................... 10

TRANSFER AGENT AND ADMINISTRATOR............................................. 10

ACCOUNTANTS.................................................................. 10

DISTRIBUTOR.................................................................. 11

DESCRIPTION OF THE TRUST

         Star  REIT-Plus Fund (the  "Fund")  was  organized  as a series of Star
Select Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated February 28, 1997 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is the only series currently authorized by the Trustees.


         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

          The Fund has filed an election with the Securities and Exchange Commission which permits the Fund to make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable. However, the Fund has committed to pay in cash all redemptions for any shareholder, limited in amount with respect to each shareholder during any ninety day period to the lesser of (a) $250,000 or (b) one percent of the net asset value of the Fund at the beginning of such period. For other information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "Redeeming Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objective and Strategies and Risk Considerations" and "Investment Policies and Techniques").

          A. Corporate Debt Securities. Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations.

          B. U.S. Government Obligations. U.S. government obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

          C. Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by U.S. Government obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

          D. Option Transactions. The Fund may engage in option transactions involving individual securities and market indexes. An option involves either
(a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, the Fund will own the underlying security, or the Fund will segregate with the Custodian
(a) high grade liquid debt assets sufficient to purchase the underlying security, or (b) high grade liquid debt assets equal to the market value of the stock index.

         The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

          1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

          2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and this Statement of Additional Information.

          3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

          4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

          5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

          6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

          7. Concentration. The Fund will not invest 25% or more of its total assets in any particular industry other than the real estate industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

          Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

          Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations" above).

          1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

          2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

          3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

          4. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and this Statement of Additional Information.

          5. Short Sales. The Fund will not effect short sales of securities.

THE INVESTMENT ADVISER

          The Fund's investment adviser is Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45201 ("Star Bank" or the "Adviser"). The Adviser is a wholly owned subsidiary of Star Banc Corporation. Because of internal controls maintained by the Adviser to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Star Bank's or its affiliates' lending relationships with an issuer.

         Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future.

          The Adviser retains the right to use the names "Star," "Star Select," "Star REIT-Plus" or any variation thereof in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the names "Star," "Star REIT-Plus" or any variation thereof automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

         The Adviser will, and other banks and financial institutions may, provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing shareholder and shareholder account services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities. The Fund will not purchase securities issued by Star Banc Corporation, the Adviser, or any of its affiliates.

TRUSTEES AND OFFICERS

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

  Name, Address and Age        Positions with the Trust and Principal Occupation
  ---------------------        -------------------------------------------------

* Timothy L. Ashburn (46)      Trustee (Chairman of the Board) and President of
  429 N. Pennsylvania St.      the Trust and The Vintage Funds; Chairman of the
  Indianapolis, IN  46204      Board and President, Vintage Advisers, Inc.
                               (December 1994 to present); Chairman of the Board, Unified Corporation, Unified Management
                               Corporation  and  Unified  Advisers, Inc.**
                               (December  1989 to present); Trust Division
                               Manager and Senior Trust Officer, Vine Street
                               Trust Company (July 1991 to April 1994).


  Charles H. Binger (40)       Trustee of the Trust and The Vintage Funds;
  One Merchantile Center       Partner, Thompson Coburn (1987 to present).
  Suite 3300
  St. Louis, MO 63101

  Daniel J. Condon (46)        Trustee of the Trust and The Vintage Funds;
  101 Carley Court             Vice President and Officer, International
  Georgetown, KY 40324         Crankshaft Inc. (1990 to present);General
                               Manager, Van Leer Containers, Inc. (1988 through
                               1990).

  Philip L. Conover (50)       Trustee of the Trust and The Vintage Funds;
  8218 Cypress Hollow          Adjunct Professor of Finance, University of South
  Sarasota, FL 34238           Florida (August 1994 to present); Managing
                               Director and Chief Operating Officer, Federal
                               Housing Finance Board (November 1990 through
                               April 1994); President and CEO, Trustcorp Bank
                               (February 1989 through November 1990).

  David E. LaBelle (47)        Trustee of the Trust and The Vintage Funds;
  5005 LBJ Freeway             Vice President of Compensation and Benefits,
  Dallas, TX  76092            Occidental Chemical Corporation (May 1993 to
                               present); Vice President of Human Resources,
                               Island Creek Coal Company (A subsidiary of
                               Occidental Petroleum) (June 1990 to April
                               1993); Director of Human Resources, Occidental
                               Chemical Corporation (March 1989 to May 1990).


* Jack R. Orben (58)           Trustee of the Trust and The Vintage Funds;
  40 Wall St.                  Director, Unified Holdings, Inc.**; Chairman and
  New York, NY 10005           CEO, Associated Family Services (January 1980 to
                               present); Chairman and CEO, Starwood Corporation
                               (March 1984 to present); Chairman, Fiduciary
                               Counsel, Inc. (April 1979 to present); Chairman,
                               Estate Management Company (January 1978 to present).

  Thomas G. Napurano (55)      Treasurer of the Trust and The Vintage Funds;
  429 N. Pennsylvania St.      Executive Vice President and Chief Financial
  Indianapolis, IN 46204       Officer, Vintage Advisers, Inc. (January 1995
                               to present; Executive Vice President and Chief
                               Financial Officer of Unified Corporation,
                               Unified Management Corporation and Unified
                               Advisers, Inc.** (1990 to present).

  Carol J. Highsmith (32)      Secretary of the Trust and The Vintage Funds;
  429 N. Pennsylvania St.      Secretary of Unified Holdings, Inc. and
  Indianapolis, IN 46204       Vintage Advisers, Inc. (October 1996 to
                               present); employed by Unified Advisers, Inc.**
                               (November 1994 to present).

         Trustee fees are Trust  expenses.  The  following  table  estimates the
Trustees'   compensation   for  the  first   full  year  of  the  Trust   ending
________________, 1997.

==========================================================================

                                           Total Compensation
                                        from Trust (the Trust is
            Name                         not in a Fund Complex)
--------------------------------------------------------------------------

--------------------------------------------------------------------------

--------------------------------------------------------------------------

==========================================================================

** Unified Advisers, Inc. is the Fund's transfer agent and administrator, and Unified Management Corporation is the Fund's principal underwriter. Unified Advisers, Inc. and Unified Management Corporation are subsidiaries of Unified Holdings, Inc.

PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

         When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis.

DISTRIBUTION PLAN

         With respect to the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940 (the "Plan"). The Plan provides for payment of fees to Unified Management Corporation to finance any activity which is principally intended to result in the sale of the Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares of the Fund; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, Unified Management, Inc. may pay fees to brokers and others for such services. The Trustees expect that the adoption of the Plan will result in the sale of a sufficient number of shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

SHAREHOLDER SERVICES PLAN

         This  arrangement  permits  the  payment  of  fees  to  the  Fund  and, indirectly,  to  financial  institutions  to cause  services  to be  provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing divided options, account designations, and addresses.

CONVERSION TO FEDERAL FUNDS

         It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Star Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                         P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or to prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the NAREIT (National Association of Real Estate Investment Trusts) Index, the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         In addition to acting as the Fund's Adviser, Star Bank, is Custodian of the Fund's investments. As Custodian, Star Bank acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties. As Custodian, Star Bank receives an annual fee equal to 0.025% of the Fund's average daily net assets.

TRANSFER AGENT AND ADMINISTRATOR

         Unified Advisers, Inc., 429 N. Pennsylvania, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, Unified Advisers, Inc., in its capacity as Fund Administrator, provides the Fund with certain monthly reports, record-keeping and other management-related services. For a description of the fees paid by the Adviser on behalf of the Fund for these administrative services, see "Operation of the Fund" in the Fund's Prospectus.

ACCOUNTANTS

         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending ______________________, 1998. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         Unified Management, Inc., 429 N. Pennsylvania, Indianapolis, Indiana 46204, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

                                Star Select Funds


PART C.           OTHER INFORMATION
-------           -----------------


Item 24.          Financial Statements and Exhibits
--------          ---------------------------------

          (a) Financial Statements

               Included in Part A: None


               Included in Part B: None

          (b) Exhibits

               (1) Copy of Registrant's Declaration of Trust is filed herewith.

               (2) Copy of Registrant's By-Laws is filed herewith.

               (3) Voting Trust Agreements - None.

               (4) Specimen of Share Certificates - None.

               (5) Copy of Registrant's Management Agreement with its Adviser, Star Bank, N.A. (to be supplied).

               (6) Underwriting or Distribution Contracts and Agreements with Principal Underwriters and Dealers (to be supplied).

               (7) Bonus, Profit Sharing, Pension or Similar Contracts for the benefit of Directors or Officers - None.

               (8) Copy of Registrant's Agreement with the Custodian (to be supplied).

               (9)  Other Material Contracts - None.

               (10) Opinion and Consent of Brown, Cummins & Brown Co., L.P.A. is
                    filed herewith.

               (11) Consent of independent public accountants - None.

               (12) Financial Statements Omitted from Item 23 - None.

               (13) Copy of Letter of Initial Stockholders (to be supplied).

               (14) Model Plan used in  Establishment  of any Retirement  Plan -
                    None.

               (15) 12b-1 Distribution Expense Plan - (to be supplied).

               (16) Schedule for  Computation  of Each  Performance  Quotation -
                    None.

               (17) Financial Data Schedule - None.

               (18) Rule 18f-3 Plan - None.


Item 25.          Persons Controlled by or Under Common Control
--------          ---------------------------------------------
                  with the Registrant
                  -------------------

                  None.

Item 26.          Number of Holders of Securities (as of March 1, 1997)
--------          -----------------------------------------------------

      Title of Class                            Number of Record Holders
      --------------                            ------------------------

    Star REIT-Plus Fund                                   0

Item 27.          Indemnification
--------          ---------------

     (a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

          Section 6.4 Indemnification of Trustees, Officers, etc.
          -------------------------------------------------------
     Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its

     Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

          Section 6.5 Advances of Expenses.  The Trust shall advance  attorneys'
          ---------------------------------
     fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section
     1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

          Section  6.6  Indemnification   Not  Exclusive,   etc.  The  right  of
          ------------------------------------------------------
     indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.


     The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

          (b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

          (c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.          Business and Other Connections of Investment Adviser
--------          ----------------------------------------------------

          A. Star Bank, N.A. ("Star Bank"), a national bank, was founded in 1863 and is the largest bank and trust organization of Star Banc Corporation. Star Bank had an asset base of $9.6 billion as of June 30, 1996, and trust assets of $23.6 billion as of June 30, 1996. Star Bank has managed commingled funds since 1957. It currently manages The Star Funds, one common trust fund and two collective investment funds having a market value in excess of $2 billion. With respect to the officers and directors of Star Bank, any other business, profession, vocation, or employment of a substantial nature in which each such officer and director is or has been engaged during the past two years, is set forth below.


         B.

             Name                  Position with                 Other Substantial
             ----                  the Advisor                   Business, Profession
                                   -----------                   Vocation or Employment
                                                                 ----------------------


     Jerry A. Grundhofer           Chairman, President & CEO     Traditional Interiors

     Stephen E. Smith              Executive Vice President      S.E. Smith & Co.

     S. Kay Geiger                 Executive Vice President      Global Access Marketing, Inc.

     James R. Bridgeland, Jr.      Director                      Taft Stettinius and Hollister


     Victoria B. Buyniski          Director                      United Medical Resources, Inc.;
                                                                 Mt. Auburn Partnership;
                                                                 American Operations Mgmt.;
                                                                 NCG; Schmidt Marble

     Samuel M. Cassidy             Director                      Cassidy & Cassidy, Ltd.
                                                                 d/b/a/ Cave Spring Farm

     V. Anderson Coombe            Director                      The William Powell Company

     John C. Dannemiller           Director                      Bearings, Inc.

     J.P. Hayden, Jr.              Director                      The Midland Company;
                                                                 American Family Home Insurance Co.;
                                                                 American Modern Home Insurance Co.

     Thomas J. Klinedinst, Jr.     Director                      Thomas E. Wood, Inc.
                                                                 Ohio Cap Insurance Co. Ltd.
                                                                 The Tomba Co., Ltd.

     David B. O'Maley              Director                      Ohio National Life Insurance Co.

     O'dell M. Owens, MD, MPH      Director                      O'dell M. Owens, M.D., Inc.;
                                                                 Moreno Food; MKO Investment;
                                                                 Seven Hills Lab; Graphi Action

     Thomas E. Petry               Director                      Eagle-Picher Industries, Inc.

     William C. Portman            Director                      Portman Equipment Co.




Item 29.          Principal Underwriters
--------          ----------------------

               (a)  Unified    Management    Corporation,    the    Registrant's
                    distributor, acts as distributor for The Vintage Funds, 429 North Pennsylvania Street, Indianapolis, Indiana 46204.


               (b) Information with respect to each director and officer of Unified Management Corporation is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-23508).


               (c)  Not applicable.

Item 30.          Location of Accounts and Records
--------          --------------------------------

               Accounts,  books and other documents required to be maintained by
               Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 429 North Pennsylvania Street, Indianapolis, Indiana 46204 and/or by the Registrant's Custodian, Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or by the Registrant's
               Transfer Agent, Unified Advisers, Inc., 429 North Pennsylvania Street, Indianapolis, Indiana 46204.

Item 31.          Management Services Not Discussed in Parts A or B
--------          -------------------------------------------------

                  None.

Item 32.          Undertakings
--------          ------------

          (a)  Not Applicable.

          (b) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          (c) The Registrant hereby undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of this registration.

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lexington, State of Kentucky, on the 25th day of March, 1997.


                                Star Select Funds


                                By: /s/ Timothy L. Ashburn
                                    -----------------------
                                    Timothy L. Ashburn,
                                    President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Timothy L. Ashburn       March 25, 1997
----------------------
Timothy L. Ashburn,
President and Trustee

                                  EXHIBIT INDEX
                                  -------------

                                                                     EXHIBIT
                                                                     -------

 1.      Declaration of Trust ......................................EX-99.B1

 2.      By-Laws....................................................EX-99.B2

 3.      Opinion of Brown, Cummins & Brown Co., L.P.A. .............EX-99.B10




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